As filed with the Securities and Exchange Commission on March 21, 2013

1933 Act File No. 333-98485

1940 Act File No. 811-21186

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 22	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

Amendment No. 23	[X]

WILLIAMS CAPITAL MANAGEMENT TRUST

(Exact Name of Registrant as Specified in Charter)

570 Seventh Avenue

New York, New York 10018

(Address of Principal Executive Offices) (Zip Code)

(212) 373-4240

(Registrant's Telephone Number, including Area Code)

Dail St. Claire

Williams Capital Management

570 Seventh Avenue

New York, New York 10018

(Name and Address of Agent for Service)

With copies to:

Sidley Austin LLP

Frank P. Bruno

787 Seventh Avenue

New York, New York 10019

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	on _______________ pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on _______________ pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	on _______________ pursuant to paragraph (a)(2) of Rule 485

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant, Williams Capital Management Trust, hereby certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on this 21st day of March 2013.

WILLIAMS CAPITAL MANAGEMENT TRUST

By:	/s/ Dail St. Claire
________________________
Dail St. Claire
President, Williams Capital Management Trust

SIGNATURES

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed by the following persons in the capacities stated and on the 21st day of March 2013.

Signature	Title	Date

/s/Dail St. Claire	President and Secretary	3/21/13
Dail St. Claire	of the Trust

/s/Christopher J. Williams	Trustee	3/21/13
Christopher J. Williams	and Treasurer of the Trust

John E. Hull*	Trustee	3/21/13
John E. Hull

Desmond G. FitzGerald*	Trustee and Chairman of the Board	3/21/13
Desmond G. FitzGerald	of Trustees

Brian J. Heidtke*	Trustee	3/21/13
Brian J. Heidtke

*By:	/s/Lisa R. Grosswirth	3/21/13
Lisa R. Grosswirth
as Attorney-in-Fact pursuant to Power of Attorney

EXHIBIT LIST

Exhibit No.	Description

EX-101.INSC	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase